Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Schedule of Non-cash Financing and Investing Activities

Non-cash financing and investing activities:	2024	2023
Compensatory shares	$2,505	$1,688